LISA TERPENNING
                                                      Counsel
                                                      Law and Regulatory Affairs
                                                      Telephone: (860) 308-7752
                                                      Fax: (860) 308-3923

                                                      May 3, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE:  CAPITAL APPRECIATION FUND
     FILE NOS. 2-76640; 811-3429
     HIGH YIELD BOND TRUST
     FILE NOS. 2-76639; 811-811-3428
     MANAGED ASSETS TRUST
     FILE NOS. 2-79359; 811-3568
     MONEY MARKET PORTFOLIO
     FILE NOS. 2-74285; 811-3274
     REGISTRATION STATEMENTS ON FORM N-1A
     FILINGS PURSUANT TO RULE 497(j) OF THE SECURITIES ACT OF 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, the Registrants listed above hereby certify that:

     1. For each Registration Statement listed above, the form of prospectuses and statements of additional information that would have been filed under Rule 497(b) or 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

     2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(860) 308-7752.

Very truly yours,

/s/ Lisa Terpenning

Lisa Terpenning